Rule 497(j)
                                   Reg. No. 333-90059

Pursuant to Rule 497(j) promulgated under the Securities Act of 1933, the Registrant, National Equity Trust, Top Ten Portfolio Series 21 hereby certifies as follows:

1) the form of prospectus that would have been filed under paragraph (b) of Rule 497 does not differ from that contained in the most recent amendment to the registration statement, and

2) the text of the said amendment to the registration statement has been filed electronically.

                                  NATIONAL EQUITY TRUST
                                  TOP TEN PORTFOLIO SERIES 21
                                  (Registrant)

                                  By:  Prudential Securities
                                       Incorporated


                                       Richard R. Hoffmann
                                       First Vice President
                                       Authorized Signatory


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C.  20549